Income taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes
14.	Income taxes

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no withholding tax is imposed.

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the years ended December 31, 2016, 2017 and 2018, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented. Under the Hong Kong tax law, Weidai HK is exempted from income tax on its foreign-derived income and there is no withholding taxes in Hong Kong on remittance of dividends.

China

The Company’s subsidiary, VIE and VIE’s subsidiaries domiciled in the PRC were subject to 25% statutory income tax rate in the periods presented.

The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the Arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with respect to Taxes on Income in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).

The Company did not provide for foreign withholding taxes on the undistributed earnings of foreign subsidiaries during the years presented on the basis of its intent to permanently reinvest its foreign subsidiaries’ earnings. As of December 31, 2018, the total amount of undistributed earnings from the PRC subsidiaries for which no withholding tax has been accrued was RMB1,041,492 (US$151,479).

Super deduction on research and development (“R&D”) expenses

Under the EIT law of the PRC, qualified enterprises can enjoy a 150% super deduction for eligible R&D expenses in 2016 and 2017, and 175% in 2018. During the years ended December 31, 2016, 2017 and 2018, RMB40,271, RMB95,295 and RMB86,686 (US$12,608) of R&D expense was eligible for the super deduction, which accounts for an RMB5,034, RMB11,912 and RMB16,254 (US$2,364) decrease in tax expense, respectively.

The Company generates substantially all of its profit before income tax in the PRC. The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current income tax	136,400	318,090	330,859	48,122
Deferred income tax	(31,270)	(124,887)	(171,230)	(24,905)
	105,130	193,203	159,629	23,217

The principal components of the deferred tax assets are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Deferred tax assets
Allowance for loans and advances	128,885	235,415	34,240
Net operating loss carry forwards	41,875	46,550	6,770
Accruals for share-based compensation	10,180	29,637	4,311
Accruals for payroll and other costs	24,455	19,925	2,898
Less: valuation allowance	(46,829)	(1,731)	(252)
Balance at the end of the year	158,566	329,796	47,967

The Company operates through its subsidiaries, VIE and subsidiaries of the VIE. The valuation allowance is considered on an individual entity basis. As of December 31, 2017 and 2018, valuation allowances on deferred tax assets are mainly arising from tax loss carry forwards because the Company believes that it is more-likely-than-not that certain of the subsidiaries, VIE and subsidiaries of the VIE registered in the PRC will not be able to generate sufficient taxable income in the near future, to utilize the tax loss carry forwards.

A reconciliation of the differences between the PRC statutory tax rate is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Income before provision of income tax	396,159	668,024	764,259	111,156
PRC statutory income tax rate	25%	25%	25%	25%
Income tax computed at statutory tax rate	99,039	167,006	191,065	27,790
Research and development super-deduction	(5,034)	(11,912)	(16,254)	(2,364)
Non-deductible expenses	942	1,499	29,916	4,351
Changes in valuation allowance	10,183	36,610	(45,098)	(6,560)
Income tax expenses	105,130	193,203	159,629	23,217

The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2016, 2017 and 2018. The Company did not incur any interest and penalties related to potential underpaid income tax expenses.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ and VIE and subsidiaries of the VIE’s tax years 2014 through 2018 remain open to examination by the taxing jurisdictions.